Nature, Principal Activities and Subsidiaries	12 Months Ended
Dec. 31, 2025
Nature, Principal Activities and Subsidiaries
Nature, Principal Activities and Subsidiaries
(1)	Nature, Principal Activities and Subsidiaries

Grifols, S.A. and its subsidiaries (hereinafter, the “Group” or “Grifols”) form an integrated and diversified business group, specialized in the development of plasma-derived medicines (hemoderivatives). Thanks to the collaboration of donors across its global network of donation centers, the Group contributes daily to improving the quality of life of millions of patients with rare and chronic diseases. In addition, Grifols stands out in the field of diagnostic solutions and transfusion medicine, reinforcing the safety of the global blood supply and providing biological materials for research and pharmaceutical manufacturing.

The main manufacturing facilities of the Group’s Spanish companies are located in Parets del Vallès (Barcelona) and Torres de Cotilla (Murcia), while those of its North American companies are located in Los Angeles (California), Clayton (North Carolina), Emeryville (California), and San Diego (California). Additionally, Grifols has plants in Dublin (Ireland), Montreal (Canada), and Dreieich (Germany).

Annex I lists the main companies that make up the Group, as well as their activity, main corporate purpose, registered address, date of incorporation, the Group’s effective ownership percentage, and their consolidation method.

The parent company of the Group is Grifols, S.A. (hereinafter, the “Company”), a public limited company incorporated for an indefinite period in Spain on June 22, 1987. Its registered office and tax address are located at Avinguda de la Generalitat 152-158, 08174 Sant Cugat del Vallès, Barcelona.

The Company’s principal activity consists of providing administration, management and control services to companies and businesses, as well as investing in tangible and intangible assets, mainly in relation to its subsidiary companies.

All of the Company’s shares are listed on the Barcelona, Madrid, Valencia and Bilbao securities markets and on the Spanish Automated Quotation System (SIBE/Continuous Market). Additionally, Class B non-voting shares (ADRs) are listed on the NASDAQ (USA) and on the Spanish Automated Quotation System (SIBE/Continuous Market).